Net operating costs (excluding items shown separately) (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Net Operating Costs Excluding Items Shown Separately [Abstract]
Summary of net operating costs (excluding items shown separately)
			Adjusted (a)
		2017	2016	2015
	Note	US$m	US$m	US$m
Raw materials, consumables, repairs and maintenance (a)		9,286	8,760	8,966
Amortisation of intangible assets	13	177	227	207
Depreciation of property, plant and equipment	14	4,198	4,567	4,438
Employment costs	5	4,765	4,881	5,446
Shipping and other freight costs (c)		2,338	1,454	2,165
(Increase)/decrease in finished goods and work in progress(a)		(82)	87	558
Royalties		2,228	1,889	1,863
Amounts charged by equity accounted units (b)		980	1,184	1,246
Net foreign exchange losses/(gains)		61	38	(263)
Other external costs (c) (d)		3,935	3,472	4,181
Provisions (including exchange differences on provisions)	26	527	1,404	731
Research and development		58	60	104
Costs included above qualifying for capitalisation		(486)	(521)	(661)
Other operating income		(1,002)	(703)	(1,062)
Net operating costs (excluding items shown separately) (c)		26,983	26,799	27,919

(a)

The 2016 and 2015 comparatives have been amended to reclassify certain amounts between operating cost categories. The impact is to decrease the amount allocated to “(Increase)/decrease in finished goods and work in progress” (2016: US$304 million; 2015: US$143 million) and to increase “Raw materials, consumables, repairs and maintenance” by the same amount.

(b)

Amounts charged by equity accounted units relate to toll processing and also include purchases from equity accounted units of bauxite and aluminium which are then processed by the product group or sold to third parties. Generally, purchases are in proportion to the Group’s share of the equity accounted unit but in 2017, US$229 million (2016: US$383 million; 2015: US$378 million) related to purchases of the other investors’ share of production.

(c)

Net operating costs includes operating lease expense of US$555 million (2016: US$541 million). Costs for leases of dry bulk vessels (which include costs for crewing services) are included within “Shipping and other freight costs” and other lease costs are included within “Other external costs”. The 2016 comparative has been amended to exclude certain contractual arrangements which do not qualify as leases in accordance with IAS 18.

(d)

Other external costs include a financial penalty of £27.4 million  (US$36.4 million) paid to the United Kingdom’s Financial Conduct Authority (FCA) in relation to the timing of the impairment of the Group’s former coal operations in Mozambique. Refer to note 31 for further detail.